Schedule II Condensed Financial Information of Parent Company Only (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Change in fair value of ML III										$ (646)	$ 1,792	$ 419
Net realized capital gains (losses)										541	(164)	(5,210)
Other income										0
Expenses:
Total interest expense on FRBNY Credit Facility										(70)	(4,028)	(10,292)
Other interest expense										(3,801)	(3,953)	(4,066)
Loss on the extinguishment of debt	484	484		(79)	(3,313)	(104)				(2,908)	(104)
Income (loss) from continuing operations before income tax expense (benefit)		2,885	(4,270)	1,794	(1,310)	16,568	179	1,235	1,684	(901)	19,666	(14,442)
Income tax expense (benefit)										(19,764)	6,736	(2,055)
Net income (loss)										18,174	10,757	(10,951)
Income (loss) from discontinued operations		140	(221)	(37)	2,585	3,574	(1,869)	(2,645)	295	2,467	(645)	2,661
Net income (loss) attributable to AIG		21,479	(3,990)	1,836	1,297	13,853	(2,729)	(2,862)	1,796	20,622	10,058	(8,362)
Parent Company
Revenues:
Equity in earnings of consolidated subsidiaries										6,260	21,385	(226)
Interest income										596	3,249	4,126
Change in fair value of ML III										(723)		(1,401)
Net realized capital gains (losses)										213	(209)	(54)
Other income										279	6	94
Expenses:
Accrued and compounding interest										(24)	(636)	(2,022)
Amortization of prepaid commitment asset										(48)	(3,471)	(8,359)
Total interest expense on FRBNY Credit Facility										(72)	(4,107)	(10,381)
Other interest expense										(2,845)	(2,279)	(2,496)
Restructuring expense and related asset impairment and other expenses										(36)	(451)	(407)
Loss on the extinguishment of debt										(2,847)	(104)
Other expenses										(831)	(1,213)	(1,230)
Income (loss) from continuing operations before income tax expense (benefit)										(6)	16,277	(11,975)
Income tax expense (benefit)										(19,695)	5,402	(2,798)
Net income (loss)										19,689	10,875	(9,177)
Income (loss) from discontinued operations										933	(817)	815
Net income (loss) attributable to AIG										$ 20,622	$ 10,058	$ (8,362)